Related Parties - Summary of Transaction with Other Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Transactions Between Related Parties [Line Items]
Transactions with other related parties - Financial expenses	$ (22,602)	$ (81,024)
Merchants
Disclosure of Transactions Between Related Parties [Line Items]
Transactions with merchants - revenues	271	1,494	$ 1,158
Preferred Suppliers
Disclosure of Transactions Between Related Parties [Line Items]
Transactions with preferred suppliers (Collection entities) - Costs	$ (911)	$ (53)	$ (621)